Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Schedule of related party transations

The Vice President of U.S. Operations also is the sole owner of Renew Resources, LLC, which provides services to the Company as a vendor.

	2017	2016
Beginning Balance as of January 1,	$5,123	$2,791
Monies owed to related party for services performed	24,707	21,106
Monies paid	(28,014)	(18,718)
Ending Balance as of March 31, payable (receivable)	$1,816	$5,179

Florida General Manager [Member]
Related Party Transaction [Line Items]
Schedule of related party transations

Florida General Manager

The General Manager of our Florida processing center, who joined the Company in December 2015, also managed the business of BOSR, which was a competitor to the Company in the local Florida market until the Company purchased BOSR on June 26, 2016 (see Note 10). The Company sold finished goods to BOSR and bought raw materials from BOSR. BOSR is no longer considered a related party after the purchase date.

2016
Beginning Balance as of January 1,	$3,942
Monies owed to related party for services performed	5,980
Monies due from related party for services performed	(26,812)
Monies paid, net	16,890
Ending Balance as of June 26,	$-

Former Chief Technical Officer [Member]
Related Party Transaction [Line Items]
Schedule of related party transations

These services and fees were in the ordinary course of business and subject to an agreement approved by the Company’s Board of Directors.

	2016	2015
Beginning Balance as of January 1,	$-	$-
Monies owed to related party for services performed	66,667	60,000
Monies paid	(66,667)	(60,000)
Ending Balance as of December 31,	$-	$-

Vice President of U.S. Operations [Member]
Related Party Transaction [Line Items]
Schedule of related party transations

The Vice President of U.S. Operations also is the sole owner of Renew Resources, LLC, which provides services to the Company as a vendor.

	2016	2015
Beginning Balance as of January 1,	$5,972	$(3,200)
Monies owed to related party for services performed	98,196	55,127
Monies paid	(99,045)	(45,955)
Ending Balance as of December 31, payable (receivable)	$5,123	$5,972